STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Abbott Laboratories Stock Retirement Plan
Contributions
Employer	$ 291,318
Participant	433,176
Rollovers	37,456
Total contributions	761,950
Investment income
Net appreciation in fair value of investments	2,619,788
Interest and dividends	138,283
Net investment income	2,758,071
Interest income on notes receivable from participants	7,184
Total additions	3,527,205
Deductions
Benefits paid to participants	1,411,233
Other expenses	225
Total deductions	1,411,458
NET INCREASE	2,115,747
Net assets available for benefits
Beginning of year	15,725,269
End of year	17,841,016
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
Contributions
Employer	2,527
Participant	5,179
Rollovers	110
Total contributions	7,816
Investment income
Net appreciation in fair value of investments	34,461
Interest and dividends	6,246
Net investment income	40,707
Interest income on notes receivable from participants	429
Total additions	48,952
Deductions
Benefits paid to participants	21,133
Other expenses	26
Total deductions	21,159
NET INCREASE	27,793
Net assets available for benefits
Beginning of year	243,299
End of year	$ 271,092